Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Parenthetical) (Detail) - Bond Futures [Member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	$ 0
Carrying amount of hedging derivatives liabilities